Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Inventory Disclosure [Abstract]
Percentage of LIFO (last in first out) inventory to total inventory	30.00%	29.00%
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 208,291	$ 207,277
Progress payments netted against inventories	$ 61,958	$ 42,446